COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment
Future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment are approximately as follows:

year ended December 31 (millions of Canadian dollars)	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments
2014	98	8	90
2015	97	7	90
2016	92	5	87
2017	86	5	81
2018	82	3	79
2019 and thereafter	325	—	325
	780	28	752

Schedule of generating capacities and expiry dates of the PPAs	The generating capacities and expiry dates of the PPAs are as follows:

	MW	Expiry Date
Sundance A	560	December 31, 2017
Sheerness	756	December 31, 2020

Schedule of guarantees
Information regarding the Company’s guarantees is as follows:

		2013		2012
year ended December 31 (millions of Canadian dollars)	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
Bruce Power	Ranging to 2019[2]	629	8	897	10
Other jointly owned entities	Ranging to 2040	51	10	89	7
		680	18	986	17

1	TCPL's share of the potential estimated current or contingent exposure.

2	Except for one guarantee with no termination date.